TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 11,675,076	S/ 9,950,233
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	10,072,788	8,457,046
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,286,293	1,241,717
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	315,995	251,470
Direct claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	2,050,474	1,576,228
Direct claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	1,288,056	908,362
Direct claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	629,330	590,588
Direct claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	133,088	77,278
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	9,624,602	8,374,005	S/ 7,086,001
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	8,784,732	7,548,684	6,329,512
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	656,963	651,129	593,938
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Provisions for future non-participating benefits	S/ 182,907	S/ 174,192	S/ 162,551